United
                    High Income
                    Fund, Inc.

                    SEMIANNUAL
                    REPORT
                    -------------------------------------------
                    For the six months ended September 30, 1997

This report is submitted for the general information of the shareholders of United High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund, Inc. current prospectus.

PRESIDENT'S LETTER
SEPTEMBER 30, 1997



Dear Shareholder:

As Waddell & Reed celebrates its 60th anniversary in the financial services industry, I would like to thank you for your continued confidence in our products and services. Since we opened our doors in 1937, our goal has been and continues to be to provide the best service possible to our shareholders. This commitment is reflected in every area of our organization: starting with your financial advisor and continuing with our investment management and customer service people of our affiliated companies.

Your confidence in the success of the products and services offered by Waddell & Reed and its affiliates is reflected in the growth the Funds have experienced over our 60 years. Total mutual fund assets under management reached the $1 billion mark in 1961, and over the $5 billion mark in 1985. As of September 30, 1997, mutual fund assets under management totaled more than $20.6 billion.

We look forward to helping you meet the financial goals that are important to you, now and for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office. They're ready to help you make the most of your financial future.

Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
UNITED HIGH INCOME FUND, INC.

PORTFOLIO STRATEGY:
Invests generally in       OBJECTIVE:   High level of current
High-Risk, High-Yield                   income, by investing
Fixed Income Securities                 primarily in a
                                        diversified portfolio of
Maximum 20% Common Stock                high-yield, high-risk, fixed income
                                        securities, with a secondary objective
                                        of capital growth when consistent with
                                        the primary objective.

                            STRATEGY:   Invests generally in debt securities in
                                        lower rating categories as classified by recognized rating agencies; may also invest up to 20% in common stocks. (May purchase securities subject to repurchase agreements. May invest in certain options and futures.)

                             FOUNDED:   1979

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares


           PER SHARE DATA
For the Six Months Ended September 30, 1997
-------------------------------------------
DIVIDENDS PAID                  $0.40
                                =====
NET ASSET VALUE ON
   9/30/97                      $9.86
   3/31/97                       9.25
                                -----
CHANGE PER SHARE                $0.61
                                =====

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
1-year period ended 9-30-97                 9.50%         16.18%
5-year period ended 9-30-97                 9.76%         11.07%
10-year period ended 9-30-97                7.98%          8.62%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1997, United High Income Fund, Inc. had net assets totaling $1,069,141,343 invested in a diversified portfolio of:

 86.96%  Corporate Debt Securities
  7.59%  Common and Preferred Stocks and Warrants
  5.45%  Cash and Cash Equivalents

As a shareholder of United High Income Fund, Inc., for every $100 you had invested on September 30, 1997, your Fund owned:

 $28.40  Manufacturing Bonds
  23.59  Transportation, Communication, Electric
           and Sanitary Services Bonds
  17.19  Services Bonds
  10.11  Wholesale and Retail Trade Bonds
   7.59  Common and Preferred Stocks and Warrants
   5.45  Cash and Cash Equivalents
   2.56  Finance, Insurance and Real Estate Bonds
   2.26  Mining Bonds
   1.55  Miscellaneous Investing Institutions Bonds
   0.74  Agriculture, Forestry and Fisheries Bonds
   0.56  Contract Construction Bonds

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997
                                            Shares          Value
COMMON AND PREFERRED STOCKS AND WARRANTS
Agricultural Production - Livestock - 0.14%
 Pilgrim's Pride Corporation  ..........   100,000 $    1,487,500

Communication - 1.68%
 Adelphia Communications Corporation,
   13% Preferred (A) ...................     5,000        555,000
 Esat Holdings Limited,
   Warrants (A)* .......................     3,000         60,000
 Globalstar Telecommunications Limited,
   Warrants* (A) .......................     1,500        180,000
 Heartland Wireless Communications,
   Inc., Warrants (A)* .................    12,000            120
 IXC Communications, Inc.,
   12.5% Preferred (A) .................     3,500      4,060,000
 Intermedia Communications of
   Florida, Inc., 13.5% Preferred* .....     5,391      6,469,207
 Iridium LLC, Warrants (A)*  ...........     6,500        975,000
 Jacor Communications, Inc.*  ..........    50,000      2,207,800
 Microcell Telecommunications
   Inc., Conditional Warrants (A)* .....    58,000            580
 Microcell Telecommunications
   Inc., Warrants (A)* .................    58,000      1,305,000
 Young Broadcasting Inc., Class A*  ....    63,000      2,153,781
   Total ...............................               17,966,488

Depository Institutions - 0.37%
 California Federal Preferred Capital
   Corporation, 9.125% Preferred .......   150,000      3,937,500

Electric, Gas and Sanitary Services - 0.22%
 Consolidated Hydro, Inc.,
   13.5% Preferred* ....................     3,000          6,750
 Consolidated Hydro, Inc., Warrants (A)*     5,400              5
 EUA Power Corporation, Contingent
   Interest Certificates* ..............     9,500             10
 El Paso Electric Company,
   11.4% Preferred .....................    17,693      1,963,923
 IntelCom Group Inc., Warrants (A)*  ...    20,625        350,625
   Total ...............................                2,321,313

Electronic & Other Electric Equipment - 0.04%
 Electronic Retailing Systems
   International, Inc., Warrants* ......     6,500        390,000

Furniture and Fixtures - 0.61%
 Lear Corporation*  ....................   132,700      6,535,475

General Building Contractors - 1.33%
 Walter Industries, Inc.*  .............   710,990     14,152,967

Holding and Other Investment Offices - 0.15%
 National Health Investors, Inc.  ......    41,630      1,618,366


             See Notes to Schedule of Investments on pages 20 - 22.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                            Shares          Value

COMMON AND PREFERRED STOCKS AND
 WARRANTS (Continued)
Hotels and Other Lodging Places - 0.10%
 Fitzgeralds Gaming Corporation,
   Warrants (A)* .......................    17,500 $      175,000
 Trump Hotels & Casino Resorts, Inc.*  .    87,500        902,300
   Total ...............................                1,077,300

Industrial Machinery and Equipment - 0.15%
 Bell & Howell Company*  ...............    50,000      1,621,850

Instruments and Related Products - 0.01%
 Powertel, Inc., Warrants*  ............    16,000        144,000

Lumber and Wood Products - 2.16%
 Triangle Pacific Corp.*  ..............   660,844     23,087,907

Printing and Publishing - 0.63%
 K-III Communications Corporation,
   $10 Preferred  ......................    35,000      3,736,250
 World Color Press, Inc.*  .............   100,000      3,018,700
   Total ...............................                6,754,950

TOTAL COMMON AND PREFERRED STOCKS
 AND WARRANTS - 7.59%                              $   81,095,616
 (Cost: $67,267,436)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.39%
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................   $ 3,925      4,199,750

Agricultural Production - Livestock - 0.35%
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 ...................     3,500      3,710,000

Amusement and Recreation Services - 2.27%
 American Skiing Company,
   12.0%, 7-15-2006 ....................     4,500      5,051,250
 California Hotel Finance Corporation,
   11.0%, 12-1-2002 ....................     5,000      5,250,000
 Premier Parks Inc.,
   12.0%, 8-15-2003 ....................     1,500      1,680,000
 Trump Atlantic City Associates,
   11.25%, 5-1-2006 ....................     6,000      5,820,000


             See Notes to Schedule of Investments on pages 20 - 22.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Amusement and Recreation Services (Continued)
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ....................   $ 5,500 $    6,421,250
   Total ...............................               24,222,500

Apparel and Accessory Stores - 0.33%
 Wilsons The Leather Experts Inc.,
   11.25%, 8-15-2004 (A) ...............     3,500      3,535,000

Apparel and Other Textile Products - 1.72%
 Consoltex Group Inc.,
   11.0%, 10-1-2003 ....................     7,000      7,306,250
 Pillowtex Corporation,
   10.0%, 11-15-2006 ...................     2,500      2,637,500
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ..................     8,000      8,400,000
   Total ...............................               18,343,750

Auto Repair, Services and Parking - 0.30%
 Safelite Glass Corp.,
   9.875%, 12-15-2006 (A) ..............     3,000      3,195,000

Automotive Dealers & Service Stations - 0.66%
 Chief Auto Parts Inc.,
   10.5%, 5-15-2005 ....................     7,000      7,052,500

Building Materials and Garden Supplies - 0.54%
 Central Tractor Farm & Country, Inc.,
   10.625%, 4-1-2007 ...................     2,500      2,650,000
 Reliant Building Products, Inc.,
   10.875%, 5-1-2004 (A) ...............     3,000      3,112,500
   Total ...............................                5,762,500

Business Services - 2.47%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 ...................     4,250      4,664,375
 Coinmach Corporation,
   11.75%, 11-15-2005 ..................     4,220      4,684,200
 Federal Data Corporation,
   10.125%, 8-1-2005 (A) ...............     2,500      2,575,000
 Lamar Advertising Company,
   9.625%, 12-1-2006 ...................     3,000      3,172,500
 Shared Technologies Fairchild
   Communications Corp.,
   0.0%, 3-1-2006 (B) ..................     6,500      6,532,500


             See Notes to Schedule of Investments on pages 20 - 22.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Business Services (Continued)
 Universal Outdoor, Inc.,
   9.75%, 10-15-2006 ...................   $ 4,500 $    4,815,000
   Total ...............................               26,443,575

Chemicals and Allied Products - 2.90%
 Dade International Inc.,
   11.125%, 5-1-2006 ...................     2,500      2,815,625
 Freedom Chemical Company,
   10.625%, 10-15-2006 .................     6,250      6,625,000
 Sovereign Specialty Chemicals, Inc.,
   9.5%, 8-1-2007 (A) ..................     1,000      1,020,000
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ..................     6,000      6,180,000
 UCC Investors Holding, Inc.:
   10.5%, 5-1-2002 .....................     9,000     10,170,000
   0.0%, 5-1-2005 (B) ..................     4,410      4,222,575
   Total ...............................               31,033,200

Coal Mining - 0.19%
 Anker Coal Group, Inc.,
   9.75%, 10-1-2007 (A) ................     1,950      1,989,000

Communication - 19.91%
 ACME Television, LLC,
   0.0%, 9-30-2004 (A) .................     7,400      5,439,000
 Adelphia Communications Corporation:
   10.25%, 7-15-2000 ...................     2,250      2,362,500
   12.5%, 5-15-2002 ....................     1,500      1,591,875
   9.25%, 10-1-2002 (A) ................     7,000      7,052,500
   10.5%, 7-15-2004 (A) ................     4,000      4,240,000
 Allbritton Communications Company,
   9.75%, 11-30-2007 ...................     4,500      4,500,000
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ......................     3,250      3,445,000
 Argyle Television Operations, Inc.,
   9.75%, 11-1-2005 ....................    10,000     10,850,000
 Brooks Fiber Properties, Inc.,
   0.0%, 3-1-2006 (B) ..................    10,000      8,000,000
 Centennial Cellular Corp.,
   10.125%, 5-15-2005 ..................     3,000      3,217,500
 Comcast Corporation,
   9.5%, 1-15-2008 .....................     5,250      5,643,750
 Comcast UK Cable Partners Limited,
   0.0%, 11-15-2007 (B) ................     9,000      7,065,000


             See Notes to Schedule of Investments on pages 20 - 22.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (B) ................   $13,500 $   10,108,125
 Esat Holdings Limited,
   0.0%, 2-1-2007 (A)(B) ...............     3,000      1,897,500
 Globalstar, L.P.,
   11.375%, 2-15-2004 ..................     1,500      1,563,750
 Hyperion Telecommunications, Inc.,
   12.25%, 9-1-2004 (A) ................     2,000      2,190,000
 IntelCom Group Inc.,
   0.0%, 9-15-2005 (B)..................     6,250      4,968,750
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (B)..................     6,000      4,710,000
 Iridium LLC,
   13.0%, 7-15-2005 (A) ................     6,500      6,808,750
 Jacor Communications, Inc.,
   10.125%, 6-15-2006 ..................     2,000      2,170,000
 Lenfest Communications, Inc.,
   8.375%, 11-1-2005 ...................     2,400      2,412,000
 Marcus Cable Co.,
   0.0%, 12-15-2005 ....................     5,500      4,565,000
 Marcus Cable Operating Company, L.P.,
   0.0%, 8-1-2004 (B) ..................    10,000      9,012,500
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (B) ..................    16,000     10,960,000
 Multicanal S.A.,
   10.5%, 2-1-2007 .....................     2,000      2,135,000
 Nextel Communications, Inc.:
   0.0%, 8-15-2004 (B) .................     7,500      6,487,500
   0.0%, 9-15-2007 (A)(B) ..............     2,500      1,562,500
 Primus Telecommunications Group,
   Incorporated, Units,
   11.75%, 8-1-2004 (C) ................     5,000      5,325,000
 Rifkin Acquisition Partners, L.L.L.P.,
   11.125%, 1-15-2006 ..................     4,000      4,340,000
 Rogers Cantel Inc.,
   9.375%, 6-1-2008 ....................     4,000      4,280,000
 Rogers Communications Inc.:
   9.125%, 1-15-2006 ...................     7,500      7,668,750
   8.875%, 7-15-2007 ...................     3,500      3,526,250
 SFX Broadcasting, Inc.,
   10.75%, 5-15-2006 ...................     3,500      3,815,000
 Salem Communications Corporation,
   9.5%, 10-1-2007 (A) .................     3,425      3,484,937
 Sinclair Broadcasting Group,
   9.0%, 7-15-2007 (A) .................     4,000      4,000,000


             See Notes to Schedule of Investments on pages 20 - 22.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (B) .................   $ 4,700 $    3,572,000
 Sullivan Broadcasting Company, Inc.,
   10.25%, 12-15-2005 ..................     1,000      1,047,500
 Teleport Communications Group Inc.:
   9.875%, 7-1-2006 ....................     2,000      2,175,000
   0.0%, 7-1-2007 (B) ..................     9,000      6,975,000
 USA Mobile Communications, Inc. II,
   9.5%, 2-1-2004 ......................     2,000      1,955,000
 Vanguard Cellular Systems, Inc.,
   9.375%, 4-15-2006 ...................     4,500      4,657,500
 Videotron Plc,
   0.0%, 8-15-2005 (B) .................     4,250      3,665,625
 WinStar Communications, Inc.,
   0.0%, 10-15-2005 (A)(B) .............     3,500      3,653,125
 Wireless One, Inc., Units,
   0.0%, 8-1-2006 (D) ..................     7,250      1,558,750
 WorldCom, Inc.:
   9.375%, 1-15-2004 ...................     5,883      6,256,982
   8.875%, 1-15-2006 ...................     5,534      5,935,104
   Total ...............................              212,850,023

Depository Institutions - 0.93%
 First Nationwide Holdings Inc.:
   9.125%, 1-15-2003 ...................     5,750      5,980,000
   12.5%, 4-15-2003 ....................     3,500      3,937,500
   Total ...............................                9,917,500

Eating and Drinking Places - 0.57%
 Foodmaker, Inc.,
   9.25%, 3-1-99 .......................     2,500      2,556,250
 SC International Services, Inc.,
   9.25%, 9-1-2007 (A) .................     3,475      3,535,813
   Total ...............................                6,092,063

Electric, Gas and Sanitary Services - 1.58%
 Allied Waste Industries, Inc.,
   0.0%, 6-1-2007 (A) ..................     5,000      3,387,500
 Allied Waste North America, Inc.,
   10.25%, 12-1-2006 ...................     7,250      7,938,750
 El Paso Electric Company,
   9.4%, 5-1-2011 ......................     5,000      5,540,250
   Total ...............................               16,866,500


             See Notes to Schedule of Investments on pages 20 - 22.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Electronic and Other Electric Equipment - 2.08%
 Communications & Power Industries, Inc.,
   12.0%, 8-1-2005 .....................   $ 4,000 $    4,460,000
 Communications Instruments, Inc.,
   10.0%, 9-15-2004 (A) ................     2,500      2,550,000
 DII Group, Inc. (The),
   8.5%, 9-15-2007 (A) .................     2,000      2,010,000
 Electronic Retailing Systems
   International, Inc.,
   0.0%, 2-1-2004 (B) ..................     6,500      4,355,000
 Motors and Gears, Inc.,
   10.75%, 11-15-2006 ..................     2,500      2,675,000
 Telex Communications, Inc.,
   10.5%, 5-1-2007 (A) .................     2,500      2,562,500
 Viasystems, Inc.,
   9.75%, 6-1-2007 (A) .................     3,500      3,640,000
   Total ...............................               22,252,500

Engineering and Management Services - 0.38%
 United International Holdings, Inc.,
   0.0%, 11-15-99 ......................     5,000      4,075,000

Fabricated Metal Products - 3.03%
 American Safety Razor Company,
   9.875%, 8-1-2005 ....................     1,000      1,076,250
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .....................    11,000     11,440,000
 Neenah Corporation:
   11.125%, 5-1-2007 (A) ...............     5,500      5,953,750
 Nortek, Inc.,
   9.875%, 3-1-2004 ....................     7,000      7,157,500
 Safety Components International, Inc.,
   10.125%, 7-15-2007 (A) ..............     3,000      3,060,000
 U.S. Can Corporation,
   10.125%, 10-15-2006 .................     3,500      3,714,375
   Total ...............................               32,401,875

Food and Kindred Products - 1.44%
 B & G Foods, Inc.,
   9.625%, 8-1-2007 (A) ................     4,500      4,522,500
 Coca-Cola FEMSA, S.A. de C.V.,
   8.95%, 11-1-2006 ....................     3,500      3,694,250
 Dr Pepper Bottling Holdings, Inc.,
   0.0%, 2-15-2003 (B) .................     3,500      3,548,125
 Southern Foods Group, L.P.,
   9.875%, 9-1-2007 (A) ................     3,450      3,579,375
   Total ...............................               15,344,250


             See Notes to Schedule of Investments on pages 20 - 22.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Food Stores - 2.49%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ....................   $ 5,000 $    5,200,000
 Dominick's Finer Foods, Inc.,
   10.875%, 5-1-2005 ...................     4,000      4,560,000
 Eagle Food Centers, Inc.,
   8.625%, 4-15-2000 ...................     4,000      3,960,000
 Pueblo Xtra International, Inc.,
   9.5%, 8-1-2003 ......................     4,750      4,690,625
 Ralphs Grocery Company,
   11.0%, 6-15-2005 ....................     7,500      8,250,000
   Total ...............................               26,660,625

Furniture and Fixtures - 0.76%
 Lear Seating Corporation,
   8.25%, 2-1-2002 .....................     8,000      8,110,000

General Building Contractors - 0.56%
 NVR L.P.,
   11.0%, 4-15-2003 ....................     5,500      6,022,500

Health Services - 5.31%
 Genesis ElderCare Acquisition Corp.,
   9.0%, 8-1-2007 (A) ..................     5,000      4,975,000
 Magellan Health Services, Inc.,
   11.25%, 4-15-2004 ...................     4,500      5,023,125
 Multicare Companies, Inc. (The),
   12.5%, 7-1-2002 .....................     5,398      5,789,355
 Quorum Health Group, Inc.,
   8.75%, 11-1-2005 ....................     8,000      8,340,000
 Regency Health Services, Inc.,
   9.875%, 10-15-2002 ..................     5,000      5,475,000
 Tenet Healthcare Corporation:
   9.625%, 9-1-2002 ....................     7,500      8,203,125
   8.0%, 1-15-2005 .....................     4,500      4,590,000
   10.125%, 3-1-2005 ...................     6,000      6,570,000
   8.625%, 1-15-2007 ...................     7,500      7,762,500
   Total ...............................               56,728,105

Holding and Other Investment Offices - 1.55%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-2003 ...................     8,000      9,110,000
 LTC Properties, Inc., Convertible:
   8.5%, 1-1-2000 ......................     3,000      3,787,500
   8.5%, 1-1-2001 ......................     3,000      3,663,750
   Total ...............................               16,561,250


             See Notes to Schedule of Investments on pages 20 - 22.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Hotels and Other Lodging Places - 3.73%
 Boyd Gaming Corporation,
   9.25%, 10-1-2003 ....................   $ 1,500 $    1,567,500
 CapStar Hotel Company,
   8.75%, 8-15-2007 (A) ................     2,500      2,528,125
 Casino America, Inc.,
   12.5%, 8-1-2003 .....................     8,250      8,827,500
 HMC Acquisition Properties, Inc.,
   9.0%, 12-15-2007 ....................     6,000      6,180,000
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ....................     4,000      4,200,000
   9.75%, 4-1-2007 .....................     2,500      2,643,750
 Showboat, Inc.,
   9.25%, 5-1-2008 .....................     9,000      9,337,500
 Station Casinos, Inc.,
   10.125%, 3-15-2006 ..................     4,500      4,578,750
   Total ...............................               39,863,125

Industrial Machinery and Equipment - 3.05%
 American Standard Inc.:
   9.875%, 6-1-2001 ....................     2,000      2,085,000
   0.0%, 6-1-2005 (B) ..................    12,250     12,188,750
   9.25%, 12-1-2016 ....................     2,000      2,090,000
 Axiohm Transaction Solutions, Inc.,
   9.75%, 10-1-2007 (A) ................     2,000      2,030,000
 Bell & Howell Company,
   10.75%, 10-1-2002 ...................     5,000      5,200,000
 Falcon Building Products, Inc.,
   0.0%, 6-15-2007 .....................    11,000      6,957,500
 Walbro Corporation,
   9.875%, 7-15-2005 ...................     2,000      2,060,000
   Total ...............................               32,611,250

Instruments and Related Products - 1.86%
 Cole National Group, Inc.,
   9.875%, 12-31-2006...................     4,500      4,815,000
 InterCel, Inc.,
   0.0%, 2-1-2006 (B) ..................     5,000      3,450,000
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .....................     9,250     10,082,500
 Powertel, Inc.,
   11.125%, 6-1-2007 ...................     1,500      1,563,750
   Total ...............................               19,911,250

Lumber and Wood Products - 0.65%
 Triangle Pacific Corp.,
   10.5%, 8-1-2003 .....................     6,500      6,922,500


             See Notes to Schedule of Investments on pages 20 - 22.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Miscellaneous Manufacturing Industries - 1.12%
 Hedstrom Corporation,
   10.0%, 6-1-2007 (A) .................   $ 3,500  $   3,578,750
 Pen-Tab Industries, Inc.,
   10.875%, 2-1-2007 ...................     2,500      2,534,375
 Riddell Sports, Inc.,
   10.5%, 7-15-2007 ....................     2,500      2,625,000
 Syratech Corporation,
   11.0%, 4-15-2007 ....................     3,000      3,251,250
   Total ...............................               11,989,375

Miscellaneous Retail - 1.54%
 Eye Care Centers of America, Inc.,
   12.0%, 10-1-2003 ....................     3,500      3,828,125
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ..................     6,000      6,615,000
 Petroleum Heat and Power Co., Inc.,
   9.375%, 2-1-2006 ....................     3,000      2,880,000
 TravelCenters of America, Inc.,
   10.25%, 4-1-2007 ....................     3,000      3,150,000
   Total ...............................               16,473,125

Motion Pictures - 2.10%
 All American Communications, Inc.,
   10.875%, 10-15-2001 .................     3,500      3,788,750
 Hollywood Theaters, Inc.,
   10.625%, 8-1-2007 (A) ...............     3,000      3,187,500
 MacAndrews & Forbes Group, Incorporated,
   13.0%, 3-1-99 .......................     7,799      7,837,995
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ..................     4,000      4,240,000
 Regal Cinemas, Inc.,
   8.5%, 10-1-2007 (A) .................     3,425      3,446,406
   Total ...............................               22,500,651

Nondepository Institutions - 1.33%
 Delta Financial Corporation,
   9.5%, 8-1-2004 ......................     4,500      4,511,250
 GPA Delaware, Inc.,
   8.75%, 12-15-98 .....................     9,500      9,701,875
   Total ...............................               14,213,125

Oil and Gas Extraction - 2.07%
 Coho Energy, Inc.,
   8.875%, 10-15-2007 ..................     7,000      6,973,750
 Falcon Drilling, Inc.,
   9.75%, 1-15-2001 ....................     5,500      5,788,750


             See Notes to Schedule of Investments on pages 20 - 22.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Oil and Gas Extraction (Continued)
 Kelley Oil & Gas Corporation,
   10.375%, 10-15-2006 .................   $ 3,500 $    3,631,250
 Pride Petroleum Services, Inc.,
   9.375%, 5-1-2007 ....................     2,000      2,140,000
 Vintage Petroleum, Inc.:
   9.0%, 12-15-2005 ....................     2,500      2,593,750
   8.625%, 2-1-2009 ....................     1,000      1,015,000
   Total ...............................               22,142,500

Paper and Allied Products - 1.86%
 Container Corporation of America,
   11.25%, 5-1-2004 ....................     3,500      3,867,500
 Fort Howard Corporation,
   9.0%, 2-1-2006 ......................     5,000      5,412,500
 Four M Corporation,
   12.0%, 6-1-2006 .....................     3,000      3,217,500
 Huntsman Packaging Corporation,
   9.125%, 10-1-2007 (A) ...............     1,500      1,530,000
 Mail-Well Corporation,
   10.5%, 2-15-2004 ....................     3,500      3,771,250
 Radnor Holdings Corporation,
   10.0%, 12-1-2003 ....................     2,000      2,067,500
   Total ...............................               19,866,250

Personal Services - 0.36%
 Prime Succession Acquisition Corp.,
   10.75%, 8-15-2004 ...................     3,500      3,893,750

Primary Metal Industries - 1.20%
 Commonwealth Aluminum Corporation,
   10.75%, 10-1-2006 ...................     3,000      3,255,000
 Essex Group, Inc.,
   10.0%, 5-1-2003 .....................     4,000      4,220,000
 Weirton Steel Corporation:
   11.375%, 7-1-2004 ...................     3,950      4,285,750
   10.75%, 6-1-2005 ....................     1,000      1,065,000
   Total ...............................               12,825,750

Printing and Publishing - 2.57%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 .................     4,000      4,380,000
 ITT Publimedia B.V.,
   9.375%, 9-15-2007 (A) ...............     2,925      3,056,625
 K-III Communications Corporation,
   8.5%, 2-1-2006 ......................     5,000      5,100,000


             See Notes to Schedule of Investments on pages 20 - 22.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Printing and Publishing (Continued)
 Viacom International, Inc.,
   8.0%, 7-7-2006 ......................   $15,000 $   14,962,500
   Total ...............................               27,499,125

Railroad Transportation - 0.32%
 TFM, S.A. de C.V.:
   10.25%, 6-15-2007 (A) ...............     1,000      1,062,500
   0.0%, 6-15-2009 (A) .................     3,500      2,331,875
   Total ...............................                3,394,375

Real Estate - 0.30%
 Delco Remy International, Inc.,
   10.625%, 8-1-2006 (A) ...............     3,000      3,210,000

Rubber and Miscellaneous Plastics Products - 0.85%
 Burke Industries, Inc.,
   10.0%, 8-15-2007 (A) ................     1,500      1,537,500
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 ...................     2,500      2,693,750
 RBX Corporation,
   11.25%, 10-15-2005 ..................     5,500      4,840,000
   Total ...............................                9,071,250

Social Services _ 0.27%
 KinderCare Learning Centers, Inc.,
   9.5%, 2-15-2009 .....................     3,000      2,932,500

Textile Mill Products - 2.51%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 ....................     3,500      3,736,250
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ....................    11,000     12,567,500
 Delta Mills, Inc.,
   9.625%, 9-1-2007 (A) ................     5,725      5,767,938
 Glenoit Corporation,
   11.0%, 4-15-2007 (A) ................     2,500      2,687,500
 Interface, Inc.,
   9.5%, 11-15-2005 ....................     2,000      2,115,000
   Total ...............................               26,874,188

Transportation Equipment - 0.80%
 Aetna Industries, Inc.,
   11.875%, 10-1-2006 ..................     5,000      5,487,500
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 ...................     3,000      3,112,500
   Total ...............................                8,600,000


             See Notes to Schedule of Investments on pages 20 - 22.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Transportation Services - 0.59%
 Transportacion Maritima Mexicana,
   S.A. de C.V.,
   10.0%, 11-15-2006 ...................   $ 6,100 $    6,321,125

Trucking and Warehousing - 0.74%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ..................     1,500      1,620,000
 Pierce Leahy Corp.,
   9.125%, 7-15-2007 ...................     6,000      6,255,000
   Total ...............................                7,875,000

Water Transportation - 0.45%
 Equimar Shipholdings Ltd.,
   9.875%, 7-1-2007 (A) ................     5,000      4,825,000

Wholesale Trade - Durable Goods - 1.77%
 Alvey Systems, Inc.,
   11.375%, 1-31-2003 ..................     2,500      2,625,000
 Exide Corporation,
   10.0%, 4-15-2005 ....................    11,500     12,190,000
 Graham-Field Health Products, Inc.,
   9.75%, 8-15-2007 (A) ................     4,000      4,160,000
   Total ...............................               18,975,000

Wholesale Trade - Nondurable Goods - 2.21%
 Core-Mark International, Inc.,
   11.375%, 9-15-2003 ..................     3,500      3,675,000
 Corporate Express, Inc.,
   9.125%, 3-15-2004 ...................     5,000      5,125,000
 Fleming Companies, Inc.,
   10.5%, 12-1-2004 (A) ................     3,500      3,622,500
 LaRoche Industries Inc.,
   9.5%, 9-15-2007 (A) .................     4,425      4,469,250
 United Stationers Supply Co.,
   12.75%, 5-1-2005 ....................     6,000      6,727,500
   Total ...............................               23,619,250

TOTAL CORPORATE DEBT SECURITIES - 86.96%           $  929,778,430
 (Cost: $879,511,824)

TOTAL SHORT-TERM SECURITIES - 5.21%                $   55,688,317
 (Cost: $55,688,317)

TOTAL INVESTMENT SECURITIES - 99.76%               $1,066,562,363
 (Cost: $1,002,467,577)


             See Notes to Schedule of Investments on pages 20 - 22.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

                                                            Value

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.24%  $    2,578,980

NET ASSETS - 100.00%                               $1,069,141,343


             See Notes to Schedule of Investments on pages 20 - 22.

UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1997

Notes to Schedule of Investments
 *No income dividends were paid during the preceding 12 months.
(A)  As of September 30, 1997, the following restricted securities were owned:

                               Shares/
                               Principal
                   Acquisition  Amount                  Market
     Security         Date      in 000's    Cost        Value
     --------      ----------- --------------------------------
  Adelphia Communications Corporation
     13% Preferred      7/1/97     5,000$  500,000  $  555,000
  Consolidated Hydro, Inc.,
     Warrants          6/15/93     5,400   127,817           5
  Esat Holdings Limited,
     Warrants          1/20/97     3,000    90,757      60,000
  Fitzgeralds Gaming
     Corporation,
     Warrants        3/8/94 to
                      12/15/95    17,500   541,065     175,000
  Globalstar Telecommunications
     Limited, Warrants 2/13/97     1,500    88,500     180,000
  Heartland Wireless
     Communications,
     Inc., Warrants    4/20/95    12,000    74,000         120
  IXC Communications, Inc.,
     12.5% Preferred   8/15/97     3,500 3,500,000   4,060,000
  IntelCom Group Inc.,
     Warrants          12/8/95    20,625    80,225     350,625
  Iridium LLC, Warrants7/11/97     3,500   198,086     525,000
                       7/15/97     3,000   170,483     450,000
  Microcell Telecommunications
     Inc., Conditional
     Warrants          6/13/96    58,000         0         580
  Microcell Telecommunications
     Inc., Warrants    6/13/96    58,000   710,466   1,305,000
  ACME Television, LLC
     0.0%, 9-20-2004   9/24/97    $7,400 5,385,942   5,439,000
  Adelphia Communications Corporation:
     9.25%, 10-1-2002  9/22/97     7,000 7,000,000   7,052,500
     10.5%, 7-15-2004   7/1/97     4,000 4,000,000   4,240,000
  Allied Waste Industries, Inc.:
     0.0%, 6-1-2007    5/20/97     2,000 1,210,000   1,355,000
                       5/23/97     2,000 1,210,000   1,355,000
                       7/31/97     1,000   660,000     677,500
  Anker Coal Group, Inc.,
     9.75%, 10-1-2007  9/22/97     1,950 1,950,000   1,989,000
  Axiohm Transaction Solutions, Inc.,
     9.75%, 10-1-2007  9/25/97     2,000 2,000,000   2,030,000
  B & G Foods, Inc.,
     9.625%, 8-1-2007   8/6/97     2,000 2,000,000   2,010,000
                       8/11/97     1,000 1,000,000   1,005,000
                       8/18/97     1,500 1,498,125   1,507,500
  Burke Industries, Inc.,
     10.0%, 8-15-2007  8/14/97     1,500 1,500,000   1,537,500
  CapStar Hotel Company,
     8.75%, 8-15-2007  8/14/97     2,500 2,496,650   2,528,125
  Communications Instruments, Inc.,
     10.0%, 9-15-2004  9/12/97     2,500 2,500,000   2,550,000
  DII Group, Inc. (The),
     8.5%, 9-15-2007   9/16/97     2,000 2,000,000   2,010,000
  Delco Remy International, Inc.,
     10.625%, 8-1-2006 7/26/96     3,000 3,000,000   3,210,000
  Delta Mills, Inc.,
     9.625%, 9-1-2007  8/20/97     4,225 4,241,250   4,256,688
                       8/21/97     1,500 1,507,500   1,511,250
  Equimar Shipholdings Ltd.,
     9.875%, 7-1-2007  6/20/97     5,000 5,000,000   4,825,000
  Esat Holdings Limited,
     0.0%, 2-1-2007    1/20/97     3,000 1,641,642   1,897,500
  Falcon Building Products, Inc.,
     0.0%, 6-15-2007    6/5/97     4,000 2,399,280   2,530,000
                       8/14/97     3,500 2,183,125   2,213,750
                       9/17/97     3,500 2,205,000   2,213,750
  Federal Data Corporation,
     10.125%, 8-1-2005 7/18/97     2,500 2,500,000   2,575,000
  Fleming Companies, Inc.,
     10.5%, 12-1-2004  7/18/97     3,500 3,479,665   3,622,500
  Genesis ElderCare Acquisition Corp.,
     9.0%, 8-1-2007     8/4/97     3,500 3,480,575   3,482,500
                       9/10/97     1,500 1,481,250   1,492,500
  Glenoit Corporation,
     11.0%, 4-15-2007  3/26/97     2,500 2,495,225   2,687,500
  Graham-Field Health Products, Inc.,
     9.75%, 8-15-2007  7/31/97     4,000 4,000,000   4,160,000
  Hedstrom Corporation,
     10.0%, 6-1-2007    6/9/97     3,500 3,500,000   3,578,750
  Hollywood Theaters, Inc.,
     10.625%, 8-1-2007 7/31/97     3,000 3,055,000   3,187,500
  Huntsman Packaging Corporation,
     9.125%, 10-1-2007 9/29/97     1,500 1,530,000   1,530,000
  Hyperion Telecommunications, Inc.,
     12.25%, 9-1-2004  8/21/97     2,000 2,000,000   2,190,000
  ITT Publimedia B.V.,
     9.375%, 9-15-2007 9/19/97     2,925 2,925,000   3,056,625
  Iridium LLC,
     13.0%, 7-15-2005  7/11/97     3,500 3,217,194   3,666,250
                       7/15/97     3,000 2,768,885   3,142,500
  LaRoche Industries Inc.,
     9.5%, 9-15-2007   9/18/97     4,425 4,405,176   4,469,250
  Neenah Corporation,
     11.125%, 5-1-2007 4/23/97     2,500 2,500,000   2,706,250
                       6/26/97     2,000 2,115,000   2,165,000
                       8/15/97     1,000 1,070,000   1,082,500
  Nextel Communications, Inc.,
     0.0%, 9-15-2007   9/10/97     2,500 1,488,925   1,562,500
  Regal Cinemas, Inc.,
     8.5%, 10-1-2007   9/19/97     3,425 3,410,829   3,446,406
  Reliant Building Products, Inc.,
     10.875%, 5-1-2004  5/5/97     3,000 3,000,000   3,112,500
  SC International Services, Inc.,
     9.25%, 9-1-2007   8/21/97     3,475 3,470,413   3,535,813
  Safelite Glass Corp.,
     9.875%, 12-15-200612/13/96    1,500 1,500,000   1,597,500
                        1/6/97     1,500 1,543,125   1,597,500
  Safety Components International, Inc.,
     10.125%, 7-15-20077/21/97     2,500 2,500,000   2,550,000
                       9/19/97       500   512,500     510,000
  Salem Communications Corporation,
     9.5%, 10-1-2007   9/17/97     3,425 3,425,000   3,484,937
  Sinclair Broadcasting Group,
     9.0%, 7-15-2007   6/25/97     4,000 3,897,200   4,000,000
  Southern Foods Group, L.P.,
     9.875%, 9-1-2007  8/27/97     3,450 3,450,000   3,579,375
  Sovereign Specialty Chemicals, Inc.,
     9.5%, 8-1-2007    7/31/97     1,000 1,000,000   1,020,000
  TFM, S.A. de C.V.:
     10.25%, 6-15-2007 6/11/97     1,000 1,000,000   1,062,500
     0.0%, 6-15-2009   6/11/97     3,500 1,975,072   2,331,875
  Telex Communications, Inc.,
     10.5%, 5-1-2007   4/29/97     2,500 2,500,000   2,562,500
  Viasystems, Inc.,
     9.75%, 6-1-2007    6/2/97     3,500 3,500,000   3,640,000
  Wilsons The Leather Experts Inc.,
     11.25%, 8-15-2004 8/14/97     3,500 3,500,000   3,535,000
  WinStar Communications, Inc.,
     0.0%, 10-15-2005  3/13/97     3,500 3,500,000   3,653,125
                                        ----------------------
                                        $156,345,947$163,181,549
                                        ======================
     The total market value of restricted securities represents 15.26% of the total net assets at September 30, 1997.

(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(C) Each Unit consists of $1,000 principal amount of 11.75% senior notes and 1 warrant to purchase 1.74513 shares of common stock.
(D) Each Unit consists of $1,000 principal amount of 13.5% senior discount notes due 2006 and a warrant to purchase 2.274 shares of common stock.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997

Assets
 Investment securities -- at value
   (Notes 1 and 3) ............................... $1,066,562,363
 Cash  ...........................................      2,154,505
 Receivables:
   Dividends and interest ........................     20,362,390
   Fund shares sold ..............................        832,849
 Prepaid insurance premium  ......................         64,395
                                                   --------------
    Total assets  ................................  1,089,976,502
                                                   --------------
Liabilities
 Payable to Fund shareholders  ...................      3,983,758
 Payable for investment securities purchased  ....     16,195,955
 Accrued service fee (Note 2)  ...................        283,928
 Accrued transfer agency and dividend
   disbursing (Note 2) ...........................        135,339
 Accrued management fee (Note 2)  ................         16,002
 Accrued accounting services fee (Note 2)  .......          8,333
 Other  ..........................................        211,844
                                                   --------------
    Total liabilities  ...........................     20,835,159
                                                   --------------
      Total net assets ........................... $1,069,141,343
                                                   ==============
Net Assets
 $1.00 par value capital stock
   Capital stock ................................. $  108,382,821
   Additional paid-in capital ....................  1,232,548,502
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income      2,594,817
   Accumulated undistributed net realized
    loss on investment transactions  .............   (338,479,583)
   Net unrealized appreciation in value of
    investments  .................................     64,094,786
                                                   --------------
    Net assets applicable to outstanding
      units of capital ........................... $1,069,141,343
                                                   ==============
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................          $9.86
 Class Y  ..........................................          $9.87
Capital shares outstanding
 Class A  ..........................................    108,079,706
 Class Y  ..........................................        303,115
Capital shares authorized ..........................    500,000,000


                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended SEPTEMBER 30, 1997

Investment Income
 Income (Note 1B):
   Interest and amortization ....................... $ 47,131,941
   Dividends .......................................      975,424
                                                     ------------
    Total income  ..................................   48,107,365
                                                     ------------
 Expenses (Note 2):
   Investment management fee .......................    2,829,623
   Transfer agency and dividend disbursing - Class A      656,917
   Service fee - Class A ...........................      640,474
   Accounting services fee .........................       48,750
   Audit fees ......................................       12,637
   Legal fees ......................................       11,591
   Custodian fees ..................................       11,462
   Shareholder servicing - Class Y .................        3,843
   Other ...........................................      117,893
                                                     ------------
    Total expenses  ................................    4,333,190
                                                     ------------
      Net investment income ........................   43,774,175
                                                     ------------
Realized and Unrealized Gain on
 Investments (Notes 1 and 3)
 Realized net gain on investments  .................   14,514,540
 Unrealized appreciation in value of
   investments during the period ...................   50,147,096
                                                     ------------
    Net gain on investments  .......................   64,661,636
                                                     ------------
      Net increase in net assets resulting
       from operations  ............................ $108,435,811
                                                     ============


                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                        For the         For the
                                      six months      fiscal year
                                         ended          ended
                                     September 30,      March 31,
                                          1997           1997
                                    --------------  -------------
Increase in Net Assets
 Operations:
   Net investment income .......... $   43,774,175   $ 85,269,812
   Realized net gain (loss) on
    investments ...................     14,514,540     (7,693,608)
   Unrealized appreciation ........     50,147,096     24,040,694
                                    --------------   ------------
    Net increase in net assets
      resulting from operations ...    108,435,811    101,616,898
                                    --------------   ------------
 Dividends to shareholders from
   net investment income (Note 1D):*
   Class A ........................    (42,358,934)   (84,491,972)
   Class Y ........................       (133,055)      (215,341)
                                    --------------   ------------
                                       (42,491,989)   (84,707,313)
                                    --------------   ------------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (5,493,540 and 7,938,016
      shares, respectively) .......     52,402,602     73,281,406
    Class Y (19,686 and 110,412
      shares, respectively) .......        188,085      1,032,687
   Proceeds from reinvestment
    of dividends:
    Class A (3,731,563 and
      7,657,636  shares, respectively)  35,514,641     70,375,216
    Class Y (13,985 and 23,378
      shares, respectively) .......        133,055        215,342
   Payments for shares redeemed:
    Class A (7,413,021 and 16,195,182
      shares, respectively) .......    (70,781,378)  (149,178,639)
    Class Y (67,058 and 33,578
      shares, respectively) .......       (646,365)      (313,944)
                                    --------------   ------------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions ................     16,810,640     (4,587,932)
                                    --------------   ------------
      Total increase ..............     82,754,462     12,321,653
Net Assets
 Beginning of period  .............    986,386,881    974,065,228
                                    --------------   ------------
 End of period, including
   undistributed net investment
   income of $2,594,817 and
   $1,312,631, respectively ....... $1,069,141,343   $986,386,881
                                    ==============   ============
                 *See "Financial Highlights" on pages 26 - 27.
                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                   For the
                  six months  For the fiscal year ended March 31,
                     ended    -----------------------------------
                    9-30-97    1997   1996    1995   1994    1993
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $9.25   $9.09  $8.70   $9.20  $9.21   $8.82
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........   0.41    0.80   0.79    0.80   0.80    0.83
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.60    0.16   0.40   (0.51) (0.01)   0.40
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   1.01    0.96   1.19    0.29   0.79    1.23
                      -----   -----  -----   -----  -----   -----
Less dividends
 from net
 investment income .  (0.40)  (0.80) (0.80)  (0.79) (0.80)  (0.84)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $9.86   $9.25  $9.09   $8.70  $9.20   $9.21
                      =====   =====  =====   =====  =====   =====
Total return* ......  11.10%  10.94% 14.16%   3.41%  8.69%  14.72%
Net assets, end
 of period (000
 omitted)  .........$1,066,151$983,273$971,916$933,576$1,006,619$986,867
Ratio of expenses to
 average net assets    0.84%** 0.89%  0.85%   0.84%  0.78%   0.75%
Ratio of net investment
 income to average
 net assets  .......   8.49%** 8.68%  8.74%   9.07%  8.51%   9.28%
Portfolio turnover
 rate  .............  33.53%  53.17% 41.67%  18.94% 54.80%  58.68%

  *Total return calculated without taking into account the sales load deducted on an initial purchase.
 **Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:


                    For the        For the        For the
                        six         fiscal         period
                     months           year        from 1/4/96*
                      ended          ended        through
                    9/30/97        3/31/97        3/31/96
                   --------        --------       --------
Net asset value,
 beginning of period  $9.25          $9.10          $9.19
                      -----          -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.41           0.81           0.20
 Net realized and
   unrealized gain (loss)
   on investments...   0.61           0.15          (0.10)
                      -----          -----          -----
Total from investment
 operations ........   1.02           0.96           0.10
                      -----          -----          -----
Less dividends
 from net
 investment income .  (0.40)         (0.81)         (0.19)
                      -----          -----          -----
Net asset value,
 end of period .....  $9.87          $9.25          $9.10
                      =====          =====          =====
Total return .......  11.26%         11.07%          1.00%
Net assets, end of
 period (000
 omitted)  ......... $2,990         $3,114         $2,149
Ratio of expenses
 to average net
 assets ............   0.75%**        0.77%          0.80%**
Ratio of net
 investment income
 to average net
 assets ............   8.57%**        8.78%          8.55%**
Portfolio
 turnover rate .....  33.53%         53.17%         41.67%**

 *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997

NOTE 1 -- Significant Accounting Policies

     United High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations system) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and
(ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $18.0 billion of combined net assets at September 30, 1997) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
          From $    0 to $   10           $      0
          From $   10 to $   25           $ 10,000
          From $   25 to $   50           $ 20,000
          From $   50 to $  100           $ 30,000
          From $  100 to $  200           $ 40,000
          From $  200 to $  350           $ 50,000
          From $  350 to $  550           $ 60,000
          From $  550 to $  750           $ 70,000
          From $  750 to $1,000           $ 85,000
               $1,000 and Over            $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,312,020, out of which W&R paid sales commissions of $758,934 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $18,053, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securites, aggregated $352,361,666 while proceeds from maturities and sales aggregated $316,141,925. Purchases of short-term securities aggregated $607,274,035 while proceeds from maturities and sales of short-term securities aggregated $624,212,040. There were no purchases or sales of U.S. Government securities during the period.

     For Federal income tax purposes, cost of investments owned at September 30, 1997 was $1,001,700,803, resulting in net unrealized appreciation of $64,861,560, of which $70,925,931 related to appreciated securities and $6,064,371 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized net capital losses of $7,420,773 during its fiscal year ended March 31, 1997. Capital loss carryforwards aggregated $353,505,086 at March 31, 1997 and are available to offset future realized capital gain net income for Federal income tax purposes as follows: $21,585,257 through March 31, 1998; $171,670,170 through March 31,
1999; $114,024,403 through March 31, 2000; $17,962,753 through March 31, 2003;
$20,841,730 through March 31, 2004; and $7,420,773 through March 31, 2005.

NOTE 5 -- Multiclass Operations

     On July 31, 1995, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United High Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United High Income Fund, Inc. (the "Fund") as of September 30, 1997, the related statements of operations for the six-month period then ended and changes in net assets for the six-month period then ended and the year ended March 31, 1997, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United High Income Fund, Inc. as of September 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods presented in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
November 7, 1997

                          Shareholder Meeting Results

A special meeting of shareholders of United High Income Fund, Inc. was held on July 24, 1997. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.        To elect the Board of Directors;
                                                       Broker
                                  For     WithheldNon-Votes*
      Henry L. Bellmon        58,364,186 1,025,132         0
      Dodds I. Buchanan       58,430,514   958,804         0
      James M. Concannon      58,439,918   949,400         0
      John A. Dillingham      58,428,653   960,665         0
      Linda Graves            58,364,168 1,025,150         0
      John F. Hayes           58,362,142 1,027,176         0
      Glendon E. Johnson      58,377,525 1,011,793         0
      William T. Morgan       58,397,438   991,880         0
      Ronald K. Richey        58,385,090 1,004,228         0
      William L. Rogers       58,425,968   963,350         0
      Frank J. Ross, Jr.      58,428,795   960,523         0
      Eleanor B. Schwartz     58,420,717   968,601         0
      Keith A. Tucker         58,376,208 1,013,110         0
      Frederick Vogel III     58,439,148   950,170         0
      Paul S. Wise            58,374,120 1,015,198         0

Item 2.To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year;
                                            Broker
               For     Against   AbstainNon-Votes*
          56,483,565   226,738 2,679,015         0

Item 3.To approve or disapprove changes to the following fundamental investment policies and restrictions:

       3.1  Elimination of Fundamental Restrictions Regarding Restricted
            Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          54,236,725 1,070,441 4,042,698    39,454

       3.2 Modification of Fundamental Restriction Regarding Diversification of Assets
                                            Broker
               For     Against   AbstainNon-Votes*
          54,251,129 1,055,340 4,043,395    39,454
       3.3  Elimination of Fundamental Restrictions Regarding Unseasoned
            Issuers
                                            Broker
               For     Against   AbstainNon-Votes*
          54,235,412 1,070,558 4,043,894    39,454

       3.4 Modification and/or Elimination of Fundamental Restrictions Regarding Options, Commodities, Forward Contracts and/or Futures Contracts
                                            Broker
               For     Against   AbstainNon-Votes*
          54,204,197 1,101,816 4,043,851    39,454

       3.5 Elimination of Fundamental Restrictions Regarding Mortgaging or Pledging Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          54,241,008 1,066,158 4,042,698    39,454

       3.6 Modification of Fundamental Restriction Regarding Margin Purchases of Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          54,234,758 1,072,408 4,042,698    39,454

       3.7 Modification of Fundamental Restriction Regarding Short Sales of Securities
                                            Broker
               For     Against   AbstainNon-Votes*
          54,255,930 1,049,821 4,044,113    39,454

       3.8 Elimination of Fundamental Restriction Regarding Investment in Warrants and Rights
                                            Broker
               For     Against   AbstainNon-Votes*
          54,243,004 1,062,747 4,044,113    39,454

       3.9 Elimination of Fundamental Restrictions Regarding Arbitrage Transactions
                                            Broker
               For     Against   AbstainNon-Votes*
          54,252,201 1,053,454 4,044,209    39,454

       3.10 Elimination of Fundamental Restriction Regarding Investments in Issuers Whose Securities are Owned by Certain Persons
                                            Broker
               For     Against   AbstainNon-Votes*
          54,203,269 1,102,797 4,043,798    39,454

       3.11 Modification of Fundamental Policy Regarding Loans
                                            Broker
               For     Against   AbstainNon-Votes*
          54,226,665 1,071,972 4,051,227    39,454

Item 4.To amend the terms of the service plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.
                                            Broker
               For     Against   AbstainNon-Votes*
          52,398,645 1,461,937 5,216,913     6,163

*Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona




OFFICERS

Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Louise D. Rieke, Vice President
Carl E. Sturgeon, Vice President









To all IRA Planholders:
As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.

















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1009SA(9-97)

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